Financial Assets and Liabilities - Summary of Consolidated Financial Assets and Financial Liabilities (Detail) - PHP (₱) ₱ in Millions		Dec. 31, 2020		Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Noncurrent Assets
Financial assets at fair value through profit or loss		₱ 380			₱ 3,369
Debt instruments at amortized cost – net of current portion		1,153
Derivative financial assets – net of current portion					1
Financial assets at fair value through other comprehensive income – net of current portion					162
Other financial assets – net of current portion		2,915			1,986
Current Assets
Cash and cash equivalents (Note 16)		40,237			24,369	₱ 51,654	₱ 32,905
Short-term investments		989			314
Trade and other receivables (Note 17)		22,053			22,436
Current portion of derivative financial assets		22			41
Current portion of debt instruments at amortized cost					150
Current portion of financial assets at fair value through other comprehensive income		168			2,757
Current portion of other financial assets		7,172			8,086
Total assets		75,089			63,671
Noncurrent Liabilities
Interest-bearing financial liabilities – net of current portion		205,195			172,834
Lease liabilities – net of current portion		15,982			13,100
Derivative financial liabilities – net of current portion		360			25
Customers' deposits		2,371			2,205
Deferred credits and other noncurrent liabilities		1,683			2,179
Current Liabilities
Accounts payable		80,051			76,384
Accrued expenses and other current liabilities		86,849			81,154
Current portion of interest-bearing financial liabilities		17,570			19,722
Current portion of lease liabilities		4,043		₱ 4,043	3,215
Dividends payable		1,194			1,584
Current portion of derivative financial liabilities		176			88
Total liabilities		415,474			372,490
Net assets (liabilities)		(340,385)			(308,819)
Cash and Cash Equivalent [member]
Current Assets
Cash and cash equivalents (Note 16)		40,237			24,369
Total assets		40,237			24,369
Current Liabilities
Net assets (liabilities)		40,237			24,369
Financial instruments at amortized cost [Member]
Noncurrent Assets
Debt instruments at amortized cost – net of current portion		1,153
Other financial assets – net of current portion		2,915	[1]		1,986
Current Assets
Short-term investments		508			314
Trade and other receivables (Note 17)		22,053			22,436
Current portion of debt instruments at amortized cost					150
Current portion of other financial assets		200	[1]		1,220
Total assets		26,829			26,106
Noncurrent Liabilities
Interest-bearing financial liabilities – net of current portion		205,195			172,834
Lease liabilities – net of current portion		15,982			13,100
Customers' deposits		2,371			2,205
Deferred credits and other noncurrent liabilities		1,683			2,179
Current Liabilities
Accounts payable		80,051			76,384
Accrued expenses and other current liabilities		79,000			73,303
Current portion of interest-bearing financial liabilities		17,570			19,722
Current portion of lease liabilities		4,043			3,215
Dividends payable		1,194			1,584
Total liabilities		407,089			364,526
Net assets (liabilities)		(380,260)			(338,420)
Financial instruments at FVOCI [Member]
Noncurrent Assets
Financial assets at fair value through other comprehensive income – net of current portion					162
Current Assets
Current portion of financial assets at fair value through other comprehensive income		168			2,757
Total assets		168			2,919
Current Liabilities
Net assets (liabilities)		168			2,919
Financial instruments at FVPL [Member]
Noncurrent Assets
Financial assets at fair value through profit or loss		380			3,369
Derivative financial assets – net of current portion					1
Current Assets
Short-term investments	[2]	481
Current portion of derivative financial assets		22			41
Current portion of other financial assets		6,972	[3]		6,866
Total assets		7,855			10,277
Noncurrent Liabilities
Derivative financial liabilities – net of current portion		360			25
Current Liabilities
Accrued expenses and other current liabilities		7,849			7,851
Current portion of derivative financial liabilities		176			88
Total liabilities		8,385			7,964
Net assets (liabilities)		₱ (530)			₱ 2,313

[1]	Includes refundable deposits and notes receivables.
[2]	In December 2020, PLDT invested US$10.0 million in the Supply Chain Finance of Cedit Suisse equivalent to 9,114.59 shares. The fund is invested in Notes backed by buyer-confirmed trade receivables/buyer payment undertakings, supplier payment undertakings and account receivables. Underlying credit risk of the Notes is insured by an insurance company with ratings of at least A by S&P and A2 by Moodys. As at December 31, 2020, the fund’s value is US$10.01 million.
[3]	Includes RCBC Redemption Trust Account. See Note 20 – Equity – Redemption of Preferred Stock.